Financial instruments and risk management - Summary of Movement in the Allowance for Impairment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and risk management Impairment Of Trade Receivable Explanatory [Abstract]
Balance as of January 1	$ 12,431	$ 7,968	$ 9,082
Impairment increase (decrease) recognized	2,249	4,463	(1,114)
Balance as of December 31	$ 14,680	$ 12,431	$ 7,968